Other Long-Term Assets - Schedule of Other Long-Term Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Non current Assets [Abstract]
Intangible assets	$ 3,419	$ 3,291
Debt issue costs—Revolving Facility	5,154	5,507
Adventus ROFR	615	615
Subscription rights	1,524
Other	3,854	902
Total other long-term assets	$ 14,566	$ 10,315